Cover	Apr. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2021
Entity File Number	001-35219
Entity Registrant Name	MARRIOTT VACATIONS WORLDWIDE CORP
Entity Central Index Key	0001524358
Entity Tax Identification Number	45-2598330
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6649 Westwood Blvd.
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32821
City Area Code	407
Local Phone Number	206-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VAC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false